MORGAN STANLEY DEAN WITTER UTILITIES FUND
Two World Trade Center,
New York, New York 10048

LETTER TO THE SHAREHOLDERS June 30, 1998


DEAR SHAREHOLDER:

During the first six months of 1998, Asian economic fears and uncertainties resurfaced and contributed to extreme volatility in the U.S. financial markets. Beneficiaries of this turmoil in the Pacific region included Treasury bonds, electric utilities and selective telecom equities as investors sought these vehicles for their relative safety and quality. Investors especially favored electric utility equities for their appealing valuations, defensive characteristics, strengthening fundamentals and minimal Asian exposure. This positive utility backdrop provided the underpinnings for the favorable investment performance of the Fund during the first half of 1998.


AN OVERVIEW OF THE UTILITY SECTOR

With respect to electric utilities, performance was very robust and the fundamentals continue to prove positive as the industry progresses from a monopoly environment to a competitive marketplace and investor concerns regarding regulatory treatment ease further. The Fund continues to emphasize companies characterized by low unit costs and good earnings growth opportunities through sound diversification strategies. Within this sector, the trend of mergers and acquisitions continued, witnessed by the American Electric Power/Central & Southwest combination and the Texas Utilities winning bid for The Energy Group of the United Kingdom. Providing additional upside for the group was a suggestion of foreign utility interest in selective U.S. electric assets.

Turning to the telecom sector, merger and acquisition fever was similarly evident during the first six months of 1998 as investors propelled stock prices upward in anticipation of industry consolidation. Notably, SBC Communications announced its acquisition of Ameritech in a colossal $62 billion merger proposal that would create a local carrier with a significant customer reach from Ohio to California. Also, AT&T announced a ground breaking merger with the cable company Telecommunications Inc. which should provide a powerful foray into the

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS June 30, 1998, continued

local telecom market. Both proposed mergers follow the convergence path that many telecom companies have been taking since the Telecommunication Act of 1996 was enacted. Additionally, the outlook for earnings growth within this sector remains favorable, especially given the high-growth prospects for newer industry applications such as data/internet. Telecom companies are capitalizing on the strong growth of data services by incorporating Internet access into their existing suite of telecom services.

Foreign telecom companies within the Fund also performed very strongly. This segment of the portfolio enhances the Fund's overall investment appeal and includes very minimal Asian exposure, with a primary emphasis on Europe as well as Canada and Latin America. The foreign component which remains geographically dispersed, benefited from the strong revenue growth characteristics of broadening worldwide telecom infrastructure as well as potential consolidation among telecom companies globally.

The natural gas sector, in contrast, lagged within the utility sectors as natural gas prices weakened considerably due to the drop in oil prices and mild temperatures. However, given the fact that gas prices are extremely sensitive to weather changes, a turn toward warmer-than-normal weather during June increased demand for natural gas resulting in a modest rebound in gas commodity prices and stocks. The Fund continues to focus on high-quality and well-diversified companies within all areas of the natural gas industry. This is due to the favorable long-term outlook for natural gas, given its increasing appeal worldwide as a clean-burning, environmentally friendly energy source.


PERFORMANCE AND PORTFOLIO

Against this backdrop, Morgan Stanley Dean Witter Utilities Fund Class B shares provided a total return of 9.09 percent for the first six months of 1998 compared to a total return of 8.44 percent for the Lipper Utilities Funds Average and 17.70 percent for the broad-based Standard & Poor's 500 Index. For the same period, the Fund's Class A, C and D shares had total returns of 9.46 percent, 9.09 percent and 9.64 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The resumption of Asian economic concerns enabled the Fund to close the performance gap with the overall market during the second quarter when safe-haven investments became increasingly appealing.

The Fund remained at its fully invested position during the first half of 1998, reflecting the improvement in investor confidence particularly within the electric sector, given that sector's appeal in a volatile financial marketplace. Widespread diversification remains a key characteristic and strength of the portfolio. To place this in perspective, on June 30, 1998, 88 percent of the Fund's net assets were allocated to utility and utility-related equities. Within the equity component, 52 percent were allocated to electric utilities, 36 percent to telecommunications and 12 percent to natural gas issues. Enhancing overall Fund

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS June 30, 1998, continued

diversification are foreign securities accounting for 10 percent of net assets that are focused on the growth area of global telecommunications. The Fund's high-quality fixed-income portfolio accounted for 9 percent of net assets, with 3 percent of assets held in cash and cash equivalents. The fixed-income portion of the Fund remains well diversified with a weighted average credit rating of Baa and BBB+ as measured by Moody's Investors Service Inc. and Standard & Poor's Corporation, respectively. At month-end, 68 percent of the fixed-income portion of the Fund was allocated to electric utility debt instruments.

Among the Fund's largest equity holdings on June 30, 1998, were SBC Communications, Bell Atlantic and Sprint (telecommunications), Duke Energy, FPL Group and New Century Energies (electric utilities) and The Williams Companies and Enron Corporation (natural gas). Included among the Fund's major foreign holdings are BCE Inc. and Telefonica de Espana S.A.


LOOKING AHEAD

During the second half of 1998 the Fund anticipates a modest decrease in the electric utility component in favor of selective telecommunication opportunities while keeping the Fund well positioned to benefit from the current environment of low inflation and low interest rates. The Fund remains uniquely positioned to capitalize on the expansive growth occurring across all utility sectors and remains structured to meet its long-term objectives of providing shareholders with current income and good long-term growth.

We appreciate your support of Morgan Stanley Dean Witter Utilities Fund and look forward to serving your future needs and investment objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)


  NUMBER OF
   SHARES                                                                                    VALUE
------------                                                                           ----------------
               COMMON STOCKS (88.3%)
               Natural Gas (11.0%)
   660,000     AGL Resources, Inc. .................................................   $  13,117,500
   330,000     Burlington Resources, Inc. ..........................................      14,210,625
   395,000     Coastal Corp. .......................................................      27,575,937
   335,000     Consolidated Natural Gas Co. ........................................      19,723,125
   499,821     EEX Corp.* ..........................................................       4,685,822
 1,020,670     El Paso Natural Gas Co. .............................................      39,040,627
 1,124,137     Enron Corp. .........................................................      60,773,657
   230,000     New Jersey Resources Corp. ..........................................       8,208,125
   100,000     Royal Dutch Petroleum Co. (Netherlands) .............................       5,481,250
   275,000     Sonat, Inc. .........................................................      10,621,875
   285,000     Washington Gas Light Co. ............................................       7,623,750
 1,990,000     Williams Companies, Inc. ............................................      67,162,500
                                                                                       -------------
                                                                                         278,224,793
                                                                                       -------------
               Telecommunications (31.8%)
   135,000     360 degrees Communications Co.* .....................................       4,320,000
   595,000     AirTouch Communications, Inc.* ......................................      34,770,312
   845,000     ALLTEL Corp. ........................................................      39,292,500
 1,185,000     Ameritech Corp. .....................................................      53,176,875
   315,000     AT&T Corp. ..........................................................      17,994,375
   955,000     BCE, Inc. (Canada) ..................................................      40,766,562
 1,042,000     Bell Atlantic Corp. .................................................      47,541,250
   790,000     BellSouth Corp. .....................................................      53,028,750
   120,000     British Telecommunications PLC (ADR) (United Kingdom) ...............      14,820,000
   200,000     Cable & Wireless PLC (ADR) (United Kingdom) .........................       7,375,000
   767,500     Century Telephone Enterprises, Inc. .................................      35,209,062
   273,750     Cia de Telecommunicaciones de Chile S.A. (ADR) (Chile) ..............       5,560,547
   565,000     Ericsson (L.M.) Telephone Co. (Class B) (ADR) (Sweden) ..............      16,173,125
   152,500     France Telecom S.A. (ADR) (France) ..................................      10,608,281
   600,000     Frontier Corp. ......................................................      18,900,000
   715,000     GTE Corp. ...........................................................      39,771,875
   650,000     Hong Kong Telecommunications, Ltd. (ADR) (Hong Kong) ................      12,268,750
   268,810     Lucent Technologies Inc. ............................................      22,361,632
   715,000     MCI Communications Corp. ............................................      41,514,687
   355,000     MediaOne Group Inc.* ................................................      15,597,812
   145,000     Philippine Long Distance Telephone Co. (ADR) (Philippines) ..........       3,280,625
   218,237     Qwest Communications International Inc.* ............................       7,597,376
 1,539,612     SBC Communications, Inc. ............................................      61,584,480

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


  NUMBER OF
   SHARES                                                                            VALUE
------------                                                                   ----------------
   620,000     Sprint Corp. ................................................   $  43,710,000
   465,000     Telecommunications Corp. New Zealand, Ltd. (ADR)
               (New Zealand) ...............................................      15,228,750
   260,000     Telefonica de Argentina S.A. (ADR) (Argentina) ..............       8,433,750
   300,000     Telefonica de Espana S.A. (ADR) (Spain) .....................      41,718,750
   315,000     Telefonos de Mexico S.A. (Series L) (ADR) (Mexico) ..........      15,139,687
   124,750     Telstra Corp. Ltd. (ADR) (Australia) ........................       6,331,062
   645,241     U.S. West, Inc. .............................................      30,326,339
   160,000     Vodafone Group PLC (ADR) (United Kingdom) ...................      20,170,000
   377,000     WorldCom, Inc.* .............................................      18,213,812
                                                                               -------------
                                                                                 802,786,026
                                                                               -------------
               Utilities - Electric (45.5%)
   100,000     AES Corp.* ..................................................       5,256,250
   910,000     Allegheny Energy, Inc. ......................................      27,413,750
   830,000     Ameren Corp. ................................................      32,992,500
   625,000     American Electric Power Co. .................................      28,359,375
   795,000     Baltimore Gas & Electric Co. ................................      24,694,688
   540,000     BEC Energy ..................................................      22,410,000
   260,000     Carolina Power & Light Co. ..................................      11,277,500
   535,000     Central & South West Corp. ..................................      14,378,125
 1,045,470     CINergy Corp. ...............................................      36,591,450
   610,000     CMS Energy Corp. ............................................      26,840,000
   700,000     Consolidated Edison Co. of New York, Inc. ...................      32,243,750
   865,000     Dominion Resources, Inc. ....................................      35,248,750
 1,382,500     DPL, Inc. ...................................................      25,057,813
   530,000     DQE, Inc. ...................................................      19,080,000
   650,000     DTE Energy Co. ..............................................      26,243,750
   906,862     Duke Energy Corp. ...........................................      53,731,574
 1,130,000     Edison International ........................................      33,405,625
 1,055,000     Endesa S.A. (ADR) (Spain) ...................................      22,814,375
   505,000     Energy East Corp. ...........................................      21,020,625
   425,000     Entergy Corp. ...............................................      12,218,750
   610,000     FirstEnergy Corp. ...........................................      18,757,500
   590,000     Florida Progress Corp. ......................................      24,263,750
   690,000     FPL Group, Inc. .............................................      43,470,000
   920,000     GPU, Inc. ...................................................      34,787,500
 1,200,000     Houston Industries, Inc. ....................................      37,050,000
   670,000     Illinova Corp. ..............................................      20,100,000
   660,000     Kansas City Power & Light Co. ...............................      19,140,000
   431,200     MarketSpan Corp. ............................................      12,909,050

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


  NUMBER OF
   SHARES                                                                          VALUE
------------                                                                 ----------------
   972,500     New Century Energies, Inc. ................................   $  44,187,969
   705,000     New England Electric System ...............................      30,491,250
 1,500,000     NIPSCO Industries, Inc. ...................................      42,000,000
   670,000     Northern States Power Co. .................................      19,178,750
   875,000     PacifiCorp ................................................      19,796,875
   380,000     Peco Energy Co. ...........................................      11,091,250
   250,000     PG & E Corp. ..............................................       7,890,625
   815,000     Pinnacle West Capital Corp. ...............................      36,675,000
   425,000     Potomac Electric Power Co. ................................      10,651,563
   465,000     PP&L Resources, Inc. ......................................      10,549,688
   610,000     Public Service Enterprise Group, Inc. .....................      21,006,875
   340,000     Rochester Gas & Electric Corp. ............................      10,858,750
   810,000     SCANA Corp. ...............................................      24,148,125
   905,000     Sempra Energy .............................................      25,113,750
 1,260,000     Southern Co. ..............................................      34,886,250
   465,000     Teco Energy, Inc. .........................................      12,467,813
   811,000     Texas Utilities Co. .......................................      33,757,875
   480,000     Utilicorp United, Inc. ....................................      18,090,000
   645,000     Washington Water Power Co. ................................      14,472,187
                                                                             -------------
                                                                             1,149,071,045
                                                                             -------------
               TOTAL COMMON STOCKS
               (Identified Cost $1,228,916,350) ..........................   2,230,081,864
                                                                             -------------


 PRINCIPAL
 AMOUNT IN                                              COUPON      MATURITY
 THOUSANDS                                               RATE         DATE
-----------                                          -----------   ----------
              CORPORATE BONDS (8.7%)
              Natural Gas (2.0%)
 $  5,000     ANR Pipeline Co. .....................    9.625%     11/01/21      6,617,350
   10,000     Coastal Corp. ........................    9.625      05/15/12     12,661,500
    5,000     Colorado Interstate Gas Co. ..........   10.00       06/15/05      6,007,400
    5,000     Northwest Pipeline Corp. .............   10.65       11/15/18      5,307,100
    4,750     Southwest Gas Corp. ..................    8.00       08/01/26      5,406,402
    5,000     Transco Energy Co. ...................    9.875      06/15/20      6,788,950
    5,000     Williams Companies, Inc. .............    9.375      11/15/21      6,509,250
                                                                            --------------
                                                                                49,297,952
                                                                            --------------
              Telecommunications (1.2%)
    5,000     GTE Corp. ............................    7.90       02/01/27      5,427,000
    2,000     GTE Corp. ............................    6.94       04/15/28      2,014,560
    5,000     Sprint Corp. .........................    9.25       04/15/22      6,375,950

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE            VALUE
-----------                                               -----------   ----------   -----------------
$ 5,000       Telephone & Data Systems, Inc. ............   10.00%      01/15/21     $    6,151,600
  5,000       Telephone & Data Systems, Inc. ............    9.58       11/19/21          5,422,650
  5,000       U.S. West Communications Group, Inc. ......    7.125      11/15/43          5,084,000
                                                                                     --------------
                                                                                         30,475,760
                                                                                     --------------
              Utilities - Electric (5.5%)
  1,499       AEP Generating Co. ........................    9.81       12/07/22          1,978,604
  5,000       Arizona Public Service Co. ................    7.25       08/01/23          5,064,750
  6,000       Chugach Electric Co. ......................    9.14       03/15/22          6,760,080
  5,000       Cincinnati Gas & Electric Co. .............    7.20       10/01/23          5,098,350
  5,000       Commonwealth Edison Co. ...................    8.375      02/15/23          5,439,100
  5,000       Consolidated Edison Inc. ..................    7.10       02/01/28          5,105,250
  2,000       Consumers Energy Co. ......................    6.875      03/01/18          2,041,880
  5,000       Consumers Energy Co. ......................    7.375      09/15/23          5,082,100
  5,783       DQU II Funding Corp. ......................    8.70       06/01/16          6,380,384
  5,000       Duke Power Co. ............................    7.00       07/01/33          4,999,300
  5,000       Gulf States Utilities Co. .................    8.94       01/01/22          5,347,200
  7,000       Indiantown Cogeneration LP ................    9.26       12/15/10          8,022,280
  3,000       Long Island Lighting Co. ..................    8.90       07/15/19          3,183,750
  5,100       Long Island Lighting Co. ..................    8.20       03/15/23          5,527,431
  5,250       National Rural Utilities Cooperative
              Finance Corp. .............................    9.00       09/01/21          5,807,287
  5,000       New York State Electric & Gas Corp. .......    8.875      11/01/21          5,399,050
  2,000       Niagara Mohawk Power Corp. ................    8.00       06/01/04          2,140,620
  5,270       Niagara Mohawk Power Corp. ................    8.77       01/01/18          5,602,432
  5,000       Niagara Mohawk Power Corp. ................    9.50       03/01/21          5,321,550
 10,250       Public Service Company of Colorado ........    8.75       03/01/22         11,235,128
  5,000       Public Service Company of Oklahoma ........    7.375      04/01/23          5,309,400
  5,000       Public Service Electric & Gas Co. .........    7.00       09/01/24          5,040,700
  5,000       Selkirk Cogen Funding Corp. ...............    8.98       06/26/12          5,717,700
    221       Systems Energy Resources, Inc. ............   11.375      09/01/16            235,962
  5,000       Texas Utilities Electric Co. ..............    7.375      10/01/25          5,084,350
  5,000       Virginia Electric Power Co. ...............    8.625      10/01/24          5,612,300
  5,000       Wisconsin Power & Light Co. ...............    8.60       03/15/27          5,662,550
                                                                                     --------------
                                                                                        138,199,488
                                                                                     --------------
              TOTAL CORPORATE BONDS
              (Identified Cost $195,296,157) .....................................      217,973,200
                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                  COUPON       MATURITY
 THOUSANDS                                                   RATE          DATE             VALUE
-----------                                               ----------   ------------   ----------------
              U.S. GOVERNMENT AGENCIES (0.4%)
$ 20,000      Fannie Mae ................................   0.00%        10/09/19     $    5,732,800
   5,000      Tennessee Valley Authority ................   6.875        12/15/43          5,139,700
                                                                                      --------------
              TOTAL U.S. GOVERNMENT AGENCIES
              (Identified Cost $9,889,977) ........................................       10,872,500
                                                                                      --------------
              SHORT-TERM INVESTMENTS (2.3%)
              U.S. GOVERNMENT AGENCIES (a) (2.2%)
  35,800      Federal Home Loan Mortgage Corp. ..........   5.85         07/01/98         35,800,000
  20,000      Federal National Mortgage Assoc. ..........   5.47         07/10/98         19,972,650
                                                                                      --------------
              TOTAL U.S. GOVERNMENT AGENCIES 2.2%
              (Amortized Cost $55,772,650) ........................................       55,772,650
                                                                                      --------------
              REPURCHASE AGREEMENT (0.1%)
   1,501      The Bank of New York 5.50% due 07/01/98
              (dated 6/30/98; proceeds $1,501,242) (b)
               (Identified Cost $1,501,013) .......................................        1,501,013
                                                                                      --------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $57,273,663) .......................................       57,273,663
                                                                                      --------------
              TOTAL INVESTMENTS
              (Identified Cost $1,491,376,147) (c) ...............        99.7%        2,516,201,227
              OTHER ASSETS IN EXCESS OF LIABILITIES ..............         0.3             8,321,208
                                                                                      --------------
              NET ASSETS .........................................       100.0%       $2,524,522,435
                                                                                      ==============

---------------------
ADR       American Depository Receipt.
*         Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $78,081 U.S. Treasury Bond 8.75% due 08/15/20 valued at $109,530 and $1,392,915 U.S. Treasury Note 5.625% due 02/28/01 valued at $1,421,502.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,029,764,457 and the aggregate gross unrealized depreciation is $4,939,377, resulting in net unrealized appreciation of $1,024,825,080.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
   (identified cost $1,491,376,147)................   $2,516,201,227
Receivable for:
     Dividends ....................................        5,543,395
     Interest .....................................        4,389,638
     Investments sold .............................        3,344,738
     Shares of beneficial interest sold ...........        1,915,669
     Foreign withholding taxes reclaimed ..........          232,308
Prepaid expenses and other assets .................           64,787
                                                      --------------
     TOTAL ASSETS .................................    2,531,691,762
                                                      --------------
LIABILITIES:
Payable for:
     Plan of distribution fee .....................        2,180,513
     Shares of beneficial interest repurchased.....        1,452,343
     Distributions to shareholders ................        1,420,981
     Investment management fee ....................        1,198,908
     Investments purchased ........................          658,750
Accrued expenses and other payables ...............          257,832
                                                      --------------
     TOTAL LIABILITIES ............................        7,169,327
                                                      --------------
     NET ASSETS ...................................   $2,524,522,435
                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................   $1,417,743,726
Net unrealized appreciation .......................    1,024,825,080
Accumulated undistributed net investment
   income .........................................          458,848
Accumulated undistributed net realized gain .......       81,494,781
                                                      --------------
     NET ASSETS ...................................   $2,524,522,435
                                                      ==============
CLASS A SHARES:
Net Assets ........................................       $5,584,973
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................          306,988
     NET ASSET VALUE PER SHARE ....................           $18.19
                                                      ==============
     MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54% of net asset
        value) ....................................           $19.20
                                                      ==============
CLASS B SHARES:
Net Assets ........................................   $2,497,491,753
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................      137,015,862
     NET ASSET VALUE PER SHARE ....................           $18.23
                                                      ==============
CLASS C SHARES:
Net Assets ........................................       $2,951,899
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................          161,877
     NET ASSET VALUE PER SHARE ....................           $18.24
                                                      ==============
CLASS D SHARES:
Net Assets ........................................      $18,493,810
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................        1,017,532
     NET ASSET VALUE PER SHARE ....................           $18.18
                                                      ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $454,157 foreign
   withholding tax) ...............................   $ 39,494,004
Interest ..........................................      9,718,038
                                                      ------------
     TOTAL INCOME .................................     49,212,042
                                                      ------------
EXPENSES ..........................................
Plan of distribution fee (Class A shares) .........          4,284
Plan of distribution fee (Class B shares) .........     12,225,774
Plan of distribution fee (Class C shares) .........         10,932
Investment management fee .........................      6,727,028
Transfer agent fees and expenses ..................      1,172,791
Shareholder reports and notices ...................         85,507
Registration fees .................................         78,561
Custodian fees ....................................         46,896
Professional fees .................................         38,845
Trustees' fees and expenses .......................         12,583
Other .............................................         15,366
                                                      ------------
     TOTAL EXPENSES ...............................     20,418,567
                                                      ------------
     NET INVESTMENT INCOME ........................     28,793,475
                                                      ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................     80,901,279
Net change in unrealized appreciation .............    107,173,616
                                                      ------------
     NET GAIN .....................................    188,074,895
                                                      ------------
NET INCREASE ......................................   $216,868,370
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                          FOR THE SIX        FOR THE YEAR
                                                          MONTHS ENDED          ENDED
                                                         JUNE 30, 1998    DECEMBER 31, 1997*
                                                       ----------------- -------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $   28,793,475     $   75,091,782
Net realized gain ....................................      80,901,279        199,367,128
Net change in unrealized appreciation ................     107,173,616        261,162,998
                                                        --------------     --------------
   NET INCREASE ......................................     216,868,370        535,621,908
                                                        --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................         (67,889)          (150,922)
   Class B shares ....................................     (30,069,910)       (73,193,086)
   Class C shares ....................................         (32,240)            (6,635)
   Class D shares ....................................        (325,241)          (344,827)
Net realized gain
   Class A shares ....................................         (39,555)          (252,328)
   Class B shares ....................................     (19,044,212)      (194,864,905)
   Class C shares ....................................         (22,282)           (57,955)
   Class D shares ....................................        (157,522)        (1,198,655)
                                                        --------------     --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................     (49,758,851)      (270,069,313)
                                                        --------------     --------------
Net decrease from transactions in shares of beneficial
  interest ...........................................     (94,949,836)      (490,134,824)
                                                        --------------     --------------
   NET INCREASE (DECREASE) ...........................      72,159,683       (224,582,229)

NET ASSETS:
Beginning of period ..................................   2,452,362,752      2,676,944,981
                                                        --------------     --------------
   END OF PERIOD
   (Including undistributed net investment income of
   $458,848 and $2,160,653, respectively).............  $2,524,522,435     $2,452,362,752
                                                        ==============     ==============

---------------------
*      Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Utilities Fund (the "Fund"), formerly Dean Witter Utilities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $57,852,583 at June 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $889,926 and $701, respectively and received $13,865 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 aggregated $39,194,983 and $194,777,133, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $5,496,570 and $2,040,000, respectively.

For the six months ended June 30, 1998, the Fund incurred $47,750 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.


For the six months ended June 30, 1998, the Fund incurred brokerage commissions of $2,750 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $79,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,056. At June 30, 1998, the Fund had an accrued pension liability of $49,927 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. FEDERAL INCOME TAX STATUS

As of December 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                 FOR THE SIX                        FOR THE YEAR
                                                                 MONTHS ENDED                          ENDED
                                                                JUNE 30, 1998                   DECEMBER 31, 1997+*
                                                      ---------------------------------- ----------------------------------
                                                                 (unaudited)
                                                           SHARES            AMOUNT           SHARES            AMOUNT
                                                      ---------------- ----------------- ---------------- -----------------
CLASS A SHARES
Sold ................................................        237,288    $    4,247,725          772,410    $   12,186,174
Reinvestment of dividends and distributions .........          2,871            52,473           16,570           271,414
Redeemed ............................................       (143,747)       (2,503,668)        (578,404)       (9,675,382)
                                                            --------    --------------         --------    --------------
Net increase - Class A ..............................         96,412         1,796,530          210,576         2,782,206
                                                            --------    --------------         --------    --------------
CLASS B SHARES
Sold ................................................      7,354,981       130,594,370       11,966,780       194,020,522
Reinvestment of dividends and distributions .........      2,172,893        39,765,157       13,633,251       220,842,234
Redeemed ............................................    (15,150,021)     (268,744,789)     (57,908,671)     (910,948,280)
                                                         -----------    --------------      -----------    --------------
Net decrease - Class B ..............................     (5,622,147)      (98,385,262)     (32,308,640)     (496,085,524)
                                                         -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ................................................         97,900         1,733,546           79,155         1,330,983
Reinvestment of dividends and distributions .........          2,217            40,515            3,294            54,114
Redeemed ............................................        (20,619)         (359,730)             (70)           (1,121)
                                                         -----------    --------------      -----------    --------------
Net increase - Class C ..............................         79,498         1,414,331           82,379         1,383,976
                                                         -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ................................................        237,454         4,262,902          128,367         2,102,719
Reinvestment of dividends and distributions .........         24,365           444,766           94,075         1,539,246
Redeemed ............................................       (251,256)       (4,483,103)        (113,508)       (1,857,447)
                                                         -----------    --------------      -----------    --------------
Net increase - Class D ..............................         10,563           224,565          108,934         1,784,518
                                                         -----------    --------------      -----------    --------------
Net decrease in Fund ................................     (5,435,674)   $  (94,949,836)     (31,906,751)   $ (490,134,824)
                                                         ===========    ==============      ===========    ==============

---------------
+ On July 28, 1997, 898,035 shares representing $14,269,769 were transferred to Class D.

* For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                 FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED   -----------------------------------------------------------
                                               JUNE 30, 1998++   1997*++       1996        1995        1994        1993
                                              ---------------- ----------- ----------- ----------- ----------- -----------
                                                 (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ........      $17.04        $15.22      $15.15      $12.30      $14.34      $13.37
                                                 ---------       -------     -------     -------     -------     -------
Net investment income .......................        0.20          0.50        0.56        0.58        0.63        0.61
Net realized and unrealized gain (loss) .....        1.35          3.28        0.16        2.85       (2.04)       1.09
                                                 ---------       -------     -------     -------     -------     -------
Total from investment operations ............        1.55          3.78        0.72        3.43       (1.41)       1.70
                                                 ---------       -------     -------     -------     -------     -------
Less dividends and distributions from:
 Net investment income ......................       (0.22)        (0.51)      (0.58)      (0.58)      (0.61)      (0.61)
 Net realized gain ..........................       (0.14)        (1.45)      (0.07)         --       (0.02)      (0.12)
                                                 ---------       -------     -------     -------     -------     -------
Total dividends and distributions ...........       (0.36)        (1.96)      (0.65)      (0.58)      (0.63)      (0.73)
                                                 ---------       -------     -------     -------     -------     -------
Net asset value, end of period ..............      $18.23        $17.04      $15.22      $15.15      $12.30      $14.34
                                                 =========       =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN+ ....................        9.09%(1)     25.79%       4.99%      28.42%      (9.90)%     12.79%

RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................        1.66%(2)      1.67%       1.64%       1.65%       1.64 %      1.46%
Net investment income .......................        2.32%(2)      3.15%       3.63%       4.19%       4.67 %      4.32%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions ......      $2,497        $2,430      $2,677      $3,321      $2,827      $3,881
Portfolio turnover rate .....................           2%(1)         6%          7%          9%         11 %        16%

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, continued


                                                                       FOR THE PERIOD
                                                     FOR THE SIX       JULY 28, 1997*
                                                     MONTHS ENDED          THROUGH
                                                   JUNE 30, 1998++   DECEMBER 31, 1997++
                                                  ----------------- --------------------
                                                     (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............       $17.01             $15.89
                                                      --------           --------
Net investment income ...........................         0.27               0.27
Net realized and unrealized gain ................         1.34               2.52
                                                      --------           --------
Total from investment operations ................         1.61               2.79
                                                      --------           --------
Less dividends and distributions from:
 Net investment income ..........................        (0.29)             (0.35)
 Net realized gain ..............................        (0.14)             (1.32)
                                                      --------           --------
Total dividends and distributions ...............        (0.43)             (1.67)
                                                      --------           --------
Net asset value, end of period ..................       $18.19             $17.01
                                                      ========           ========
TOTAL INVESTMENT RETURN+ ........................         9.46%(1)          18.06%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................         0.90%(2)           0.92%(2)
Net investment income ...........................         3.12%(2)           4.05%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $5,585             $3,581
Portfolio turnover rate .........................            2%(1)              6%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............       $17.06             $15.89
                                                      -----------        -----------
Net investment income ...........................         0.21               0.22
Net realized and unrealized gain ................         1.34               2.51
                                                      -----------        -----------
Total from investment operations ................         1.55               2.73
                                                      -----------        -----------
Less dividends and distributions from:
 Net investment income ..........................        (0.23)             (0.24)
 Net realized gain ..............................        (0.14)             (1.32)
                                                      -----------        -----------
Total dividends and distributions ...............        (0.37)             (1.56)
                                                      -----------        -----------
Net asset value, end of period ..................       $18.24             $17.06
                                                      ===========        ===========
TOTAL INVESTMENT RETURN+ ........................         9.09%(1)          17.67%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................         1.66%(2)           1.69%(2)
Net investment income ...........................         2.35%(2)           3.14%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........      $ 2,952            $ 1,405
Portfolio turnover rate .........................            2%(1)              6%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, continued


                                                                         FOR THE PERIOD
                                                      FOR THE SIX        JULY 28, 1997*
                                                      MONTHS ENDED           THROUGH
                                                    JUNE 30, 1998++    DECEMBER 31, 1997++
                                                  ------------------- --------------------
                                                      (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............        $16.99              $15.89
                                                       -----------         --------
Net investment income ...........................          0.29                0.22
Net realized and unrealized gain ................          1.35                2.58
                                                       -----------         --------
Total from investment operations ................          1.64                2.80
                                                       -----------         --------
Less dividends and distributions from:
 Net investment income ..........................         (0.31)              (0.38)
 Net realized gain ..............................         (0.14)              (1.32)
                                                       -----------         --------
Total dividends and distributions ...............         (0.45)              (1.70)
                                                       -----------         --------
Net asset value, end of period ..................        $18.18              $16.99
                                                       ===========         ========
TOTAL INVESTMENT RETURN+ ........................          9.64%(1)           18.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          0.66%(2)            0.67%(2)
Net investment income ...........................          3.34%(2)            4.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $18,494             $17,106
Portfolio turnover rate .........................             2%(1)               6%

--------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.






MORGAN STANLEY
DEAN WITTER
UTILITIES FUND



SEMIANNUAL REPORT
JUNE 30, 1998